Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets
Allowance for doubtful accounts	¥ 31,586	$ 4,449	¥ 37,092
Accrued staff cost and expenses	108,733	15,315	134,799
Deferred revenue	12,525	1,764	11,570
Tax losses	446,091	62,831	497,871
VAT refund	8,308	1,170	4,840
Less: Valuation allowances	(311,645)	(43,895)	(420,566)
Total deferred tax assets	295,598	41,634	265,606
Deferred tax liabilities
Identifiable intangible assets arising from acquisition	30,239	4,259	41,350
Intangible assets and internally-developed software	12,721	1,792	21,181
Outside basis difference and others	433,801	61,100	428,474
Withholding income tax	21,194	2,984	26,921
Total deferred tax liabilities	¥ 497,955	$ 70,135	¥ 517,926